Leases - Lease liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of lease liabilities [Roll Forward]
Lease liabilities	£ 1,317	£ 1,444
Interest expense	56	64	£ 70
New leases	42	43
Disposals	(13)	(54)
Cash payments	(239)	(258)
Exchange and other movements	53	78
Lease liabilities	£ 1,216	£ 1,317	£ 1,444